UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

# MFS® High Income Municipal Trust

2/28/10
Quarterly portfolio holdings

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 161.5%
Airport & Port Revenue – 4.8%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	$610,000	$398,707
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 2025 (c)(f)	2,840,000	2,840,482
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 2025 (c)	2,280,000	2,831,554
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.375%, 2025	125,000	126,254
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	365,000	371,839
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	750,000	764,527

		$7,333,363

General Obligations - General Purpose – 0.9%
Commonwealth of Puerto Rico Government Development Bank, “B”, 5%, 2015	$700,000	$738,135
Luzerne County, PA, AGM, 6.75%, 2023	570,000	616,135
New York, NY, “H”, 6%, 2017	5,000	5,011

		$1,359,281

General Obligations - Improvement – 0.3%
Guam Government, “A”, 6.75%, 2029	$175,000	$186,379
Guam Government, “A”, 7%, 2039	200,000	214,825

		$401,204

General Obligations - Schools – 2.6%
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2029	$2,805,000	$1,000,879
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2031	350,000	108,398
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2032	355,000	102,512
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2033	715,000	193,564
Irving, TX, Independent School District, “A”, PSF, 0%, 2018	1,000,000	760,709
Los Angeles, CA, Unified School District, “D”, 5%, 2034	210,000	212,483
Placer, CA, Unified School District, “A”, FGIC, 0%, 2019	1,700,000	1,048,644
San Jacinto, TX, Community College District, 5.125%, 2038	550,000	572,373

		$3,999,562

Healthcare Revenue - Hospitals – 37.0%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$560,000	$576,071
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	565,000	444,140
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	835,000	626,157
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	220,000	226,141
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	125,000	130,019
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	1,000,000	920,109
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	1,545,000	1,575,653
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “L”, ASSD GTY, 5.25%, 2041	1,130,000	1,131,955
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	375,000	320,295
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	745,000	765,763
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	75,000	76,553
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	835,000	867,356
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	1,000,000	1,143,980

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	$750,000	$476,730
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	120,000	101,196
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	235,000	265,308
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	1,750,000	2,256,713
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	2,300,000	2,205,562
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,700,000	1,687,573
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	535,000	418,509
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	620,000	707,953
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	615,000	637,650
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	145,000	146,234
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,255,000	2,052,185
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,365,000	1,304,285
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	575,000	584,528
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2031	1,455,000	1,429,785
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	535,000	521,882
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	375,000	403,613
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	125,000	134,429
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 6.375%, 2040	735,000	729,546
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	565,000	542,101
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,070,000	934,217
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	1,685,000	1,753,917
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	420,000	404,834
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	80,000	74,598
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	75,000	66,732
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	945,000	1,077,593
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	150,000	149,345
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	500,000	454,175
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	420,000	373,817
Mississippi Hospital Equipment & Facilities Authority Rev. (South Central Regional Medical Center), 5.25%, 2026	400,000	371,332
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	155,000	142,089
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	800,000	724,424
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	745,000	755,244

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	$350,000	$395,980
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	50,000	49,905
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	800,000	688,200
New Hanover County, N.C., Hospital Rev., AGM, 5.125%, 2031	1,130,000	1,156,148
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	700,000	698,978
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	365,000	323,686
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	245,000	271,622
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	150,000	163,280
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	195,000	162,022
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	115,000	97,555
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	305,000	243,787
North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 2029	1,915,000	1,921,377
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,405,000	1,531,197
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	200,000	226,526
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,280,000	1,317,338
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	1,615,000	1,432,408
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	840,000	942,178
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	660,000	783,334
Salida, CO, Hospital District Rev., 5.25%, 2036	945,000	749,498
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	120,000	119,988
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2012 (c)	380,000	425,433
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	1,370,000	1,382,522
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	500,000	506,565
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	175,000	177,804
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	100,000	101,654
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	225,000	220,619
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	877,480
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	345,000	344,358
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	225,000	200,837
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center), “A”, 5.75%, 2029	2,000,000	2,005,120
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	290,000	266,243
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	235,000	214,976
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	560,000	595,246
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	525,000	535,469
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.75%, 2029	1,000,000	993,030

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	$865,000	$786,441
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	500,000	472,660

		$56,073,755

Healthcare Revenue - Long Term Care – 24.8%
ABAG Finance Authority for Non-Profit Corps. (Casa de las Campanas), 6%, 2037	$120,000	$119,839
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 5.9%, 2025	1,000,000	812,440
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	500,000	434,380
Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020	255,000	244,043
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,000,000	933,030
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	120,000	101,412
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	155,000	121,622
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	925,000	983,997
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	750,000	876,998
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,520,000	1,354,670
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	530,000	415,721
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2011 (c)	455,000	511,224
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,400,000	1,189,930
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	150,000	150,399
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	400,000	355,984
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	890,000	877,691
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5.125%, 2042	1,000,000	659,990
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	750,000	657,795
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	1,000,000	714,140
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	85,000	87,317
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	420,000	429,610
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	115,433
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	180,000	197,039
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7.125%, 2014 (c)	500,000	612,185
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	250,000	196,683
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 5.875%, 2019	700,000	630,658
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 6%, 2029	775,000	617,218
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	1,130,000	957,133
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,250,000	1,003,675
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	725,000	654,407
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	150,000	124,188

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	$870,000	$981,517
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	510,000	464,819
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,188,644
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	565,000	324,350
Kent County, DE, Assisted Living (Heritage at Dover LLC), 7.625%, 2030	1,525,000	1,295,335
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	690,000	653,996
Lancaster, PA, Industrial Development Authority Rev. (Garden Spot Village), “A”, 7.625%, 2010 (c)	500,000	510,925
Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.), 8%, 2029	546,000	524,924
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	895,000	760,652
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,195,000	1,011,962
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	240,000	179,095
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	60,000	42,251
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	350,000	340,613
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	100,000	98,996
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	100,000	102,430
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	150,000	154,380
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	600,000	505,794
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage, 8.5%, 2029	1,116,000	1,109,572
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	199,733
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	750,000	568,913
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	205,000	178,494
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	830,000	683,206
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	50,000	43,454
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), “A”, 8.25%, 2010 (c)	925,000	985,606
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	140,000	121,965
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,740,000	1,382,726
Sartell, MN, Health Care & Housing Authority Rev. (The Foundation for Health Care), “A”, 6.625%, 2029	1,145,000	1,099,692
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	465,000	425,791
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	450,000	431,510
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	365,000	277,834
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	335,000	230,832
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	300,000	230,301
St. John’s County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.25%, 2026	500,000	392,815

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	$65,000	$64,152
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	525,000	508,226
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton Museum Way), 8.25%, 2044	980,000	952,580
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	110,000	109,986
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	165,000	165,038
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 8.5%, 2029	1,186,000	1,179,169

		$37,623,129

Healthcare Revenue - Other – 0.6%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$800,000	$942,024

Industrial Revenue - Airlines – 4.3%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$1,015,000	$642,119
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	1,335,000	923,820
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	255,000	263,114
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	190,000	192,474
Cleveland, OH, Airport Special Rev. (Continental Airlines, Inc.), 5.7%, 2019	1,070,000	956,077
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	1,000,000	653,730
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	485,000	430,578
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	750,000	787,755
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	475,000	472,625
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	200,000	197,752
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	1,005,000	1,001,774

		$6,521,818

Industrial Revenue - Chemicals – 1.0%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$600,000	$575,196
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	825,000	921,995

		$1,497,191

Industrial Revenue - Environmental Services – 1.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$270,000	$276,359
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	845,000	833,111
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	502,125
Gulf Coast Waste Disposal Authority, TX (Waste Management, Inc.), “A”, 5.2%, 2028	465,000	464,967
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	840,000	830,550

		$2,907,112

Industrial Revenue - Other – 3.7%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$450,000	$353,669

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)	$66,932	$13,152
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	500,000	500,135
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	600,000	538,482
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	257,423
Michigan Strategic Fund Rev. (Michigan Sugar Co.), “A”, 6.25%, 2015	1,250,000	1,188,588
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,500,000	1,221,060
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	375,000	382,500
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	600,000	600,282
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017	555,000	514,929

		$5,570,220

Industrial Revenue - Paper – 2.2%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$400,000	$364,432
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), “B”, 6.25%, 2025	1,000,000	1,006,620
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	1,270,000	1,103,935
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	370,000	289,381
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated Board Project), 6.35%, 2035	550,000	500,055

		$3,264,423

Miscellaneous Revenue - Entertainment & Tourism – 2.0%
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013 (n)	$820,000	$824,125
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	155,000	160,143
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	100,000	103,063
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	75,000	77,149
Cabazon Band of Mission Indians, CA, 8.375%, 2015 (a)(z)	175,000	116,576
Cabazon Band of Mission Indians, CA, 8.75%, 2019 (a)(z)	895,000	589,232
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	800,000	582,744
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	527,999	1,584
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	40,000	44,290
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	30,000	32,778
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	125,000	137,678
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	365,000	327,814

		$2,997,176

Miscellaneous Revenue - Other – 1.8%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$395,000	$358,411
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	500,000	449,130
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	665,000	564,957
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	1,065,000	1,096,141
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	300,000	259,479

		$2,728,118

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – 7.3%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$750,000	$716,130
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032	735,000	308,707
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	1,000,000	1,047,950
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	705,000	654,889
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	1,000,000	964,280
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	1,393,732	1,093,968
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “C”, 8%, 2032	355,000	326,877
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	385,000	358,658
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	750,000	576,833
MuniMae TE Bond Subsidiary LLC, 7.75%, 2050 (b)(z)	2,000,000	1,640,100
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	1,250,000	1,160,588
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	546,075	514,659
Texas Department of Housing & Community Affairs (Pebble Brook Apartments), FNMA, 5.5%, 2018	995,000	1,000,970
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	830,000	678,044

		$11,042,653

Sales & Excise Tax Revenue – 0.8%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$750,000	$409,673
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	845,000	859,297

		$1,268,970

Single Family Housing - Local – 1.9%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$836,860	$805,930
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	2,000,000	2,020,400

		$2,826,330

Single Family Housing - State – 3.5%
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	$1,655,000	$1,739,951
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	1,050,000	1,085,091
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	760,000	763,397
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 2026	1,025,000	1,023,852
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	260,000	266,003
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	435,000	445,771

		$5,324,065

Solid Waste Revenue – 0.4%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$125,000	$126,393
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	500,000	466,805

		$593,198

State & Agency - Other – 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$96,116

State & Local Agencies – 6.3%
California Public Works Board Lease Rev., Department of Mental Health (Coalinga), “A”, 5.5%, 2019	$1,000,000	$1,033,100
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,090,000	935,057

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Louisiana Military Department Custody Receipts, 5%, 2024	$1,500,000	$1,516,320
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	1,025,000	1,042,794
New York Urban Development Corp. (University Facilities Grants), 5.875%, 2021	1,000,000	1,157,110
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	500,000	462,780
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	170,000	178,053
Puerto Rico Public Finance Corp., “E”, 6%, 2026	1,645,000	2,081,517
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	155,000	193,961
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	840,000	911,492

		$9,512,184

Tax - Other – 1.3%
Dallas County, TX, Flood Control District, 7.25%, 2032	$1,000,000	$1,043,130
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	560,000	581,678
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	255,000	272,595

		$1,897,403

Tax Assessment – 10.1%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$455,000	$460,091
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	350,000	249,932
Celebration Community Development District, FL, “A”, 6.4%, 2034	935,000	938,609
Channing Park Community Development District, FL, 5.3%, 2038	600,000	377,700
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	450,000	426,987
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	186,088
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	175,000	144,583
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	120,000	64,706
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	700,000	481,565
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	395,000	315,459
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 2037 (d)	475,000	283,433
Homestead, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013 (d)	220,000	133,441
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	750,000	735,488
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.9%, 2013 (c)	445,000	525,914
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	500,000	373,460
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	795,000	522,832
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	350,630
Oakmont Grove Community Development District, CA, “A”, 5.4%, 2038 (d)	500,000	201,110
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	165,000	150,670
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.5%, 2010	35,000	35,007
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	300,000	285,189
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,971,000	1,631,732
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2023	300,000	277,344
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., AGM, 0%, 2019	1,910,000	1,221,961
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., AGM, 0%, 2022	1,910,000	1,031,782
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039 (a)	1,200,000	588,804
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	265,000	147,897

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	$295,000	$172,206
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	760,000	639,943
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	235,000	152,701
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	749,000	479,315
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	730,000	331,697
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	425,000	304,636
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	1,210,000	496,076
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	765,000	542,048

		$15,261,036

Tobacco – 9.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$3,905,000	$3,309,839
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	635,000	517,036
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	3,030,000	2,268,076
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,515,000	1,689,270
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	560,000	438,682
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	2,310,000	213,028
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	2,375,000	1,870,004
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	230,000	155,358
Rhode Island Tobacco Settlement Authority, 6%, 2023	2,170,000	2,199,252
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	1,020,000	716,897
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	250,000	251,520

		$13,628,962

Toll Roads – 3.6%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$1,850,000	$1,878,176
E-470 Public Highway Authority, CO, “B”, 0%, 2010 (c)	8,750,000	1,329,300
E-470 Public Highway Authority, CO, “B”, NATL, 0%, 2018	1,500,000	913,080
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0%, 2033	1,830,000	1,334,564

		$5,455,120

Universities - Colleges – 8.2%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$685,000	$684,918
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,650,000	1,756,524
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	102,061
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,500,000	1,706,565
Grand Valley, MI, State University Rev., 5.5%, 2027	175,000	186,326
Grand Valley, MI, State University Rev., 5.625%, 2029	85,000	90,452
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	330,000	307,016
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	590,000	606,650
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	195,000	201,870
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	315,000	352,365
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	920,000	983,590

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	$1,680,000	$1,724,923
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	2,370,000	2,491,937
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	370,000	409,294
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	275,000	294,302
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	100,000	107,179
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	355,000	361,880

		$12,367,852

Universities - Dormitories – 0.5%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,015,000	$795,851
Universities - Secondary Schools – 1.9%
California Statewide Communities Development Authority Rev., COP (Crossroads Schools for the Arts & Sciences), 6%, 2028	$1,140,000	$1,105,378
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	225,000	155,282
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	250,000	256,443
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	695,000	507,454
Massachusetts Industrial Finance Agency (Cambridge Friends School), 5.8%, 2028	1,000,000	821,910

		$2,846,467

Utilities - Cogeneration – 0.7%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities
(Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	$645,000	$651,115
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	480,843

		$1,131,958

Utilities - Investor Owned – 10.5%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	$180,000	$171,265
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	645,000	368,443
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (b)	60,000	49,340
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	2,575,000	2,582,081
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	310,000	340,200
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “B”, 5.9%, 2030	1,250,000	1,188,563
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	950,000	1,023,540
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	1,005,000	1,074,526
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	105,000	111,516
Matagorda County, TX, Navigation District No. 1 Pollution Control Rev. (AEP - Texas Central Co.), 5.125%, 2030 (b)	1,500,000	1,555,395
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	2,000,000	1,986,760
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	245,105
Ohio Air Quality Development Authority Rev. (Columbus Southern Power Co.), “B”, 5.8%, 2038	275,000	290,848
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	665,000	716,385

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	$260,000	$278,039
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	765,000	854,589
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,295,000	1,296,580
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	530,000	511,349
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	240,000	126,977
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	205,000	195,051
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	690,000	705,898
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	270,000	270,165

		$15,942,615

Utilities - Other – 4.0%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$173,510
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	650,000	684,457
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	290,000	301,388
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	430,000	416,403
Main Street Natural Gas, Inc., GA, Gas Project Rev., “B”, 5%, 2019	425,000	433,662
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	35,000	38,506
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	2,185,000	2,194,352
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	550,000	549,500
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	730,000	725,124
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	75,000	74,027
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	215,000	209,221
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	310,000	301,103

		$6,101,253

Water & Sewer Utility Revenue – 3.5%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$465,000	$506,948
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY,, 5.125%, 2034	755,000	784,558
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	160,000	163,878
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	645,000	768,227
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 2035	1,125,000	1,102,399
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 2018 (c)	280,000	335,740
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	1,010,000	1,016,737
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	800,000	631,432

		$5,309,919

Total Municipal Bonds		$244,620,328

Money Market Funds (v) – 1.0%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	1,579,609	$1,579,609

Total Investments		$246,199,937

Other Assets, Less Liabilities – 1.9%		2,814,225

Preferred shares (issued by the fund) – (64.4)%		(97,500,000)

Net assets applicable to common shares – 100.0%		$151,514,162

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,782,633, representing 1.8% of net assets applicable to common shares.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Cabazon Band of Mission Indians, CA, 8.375%, 2015	10/04/04	$175,000	$116,576
Cabazon Band of Mission Indians, CA, 8.75%, 2019	10/04/04	895,000	589,232
MuniMae TE Bond Subsidiary LLC, 7.75%, 2050	5/30/00	2,000,000	1,640,100
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	556,951	514,659

Total Restricted Securities			$2,860,567
% of Net Assets Applicable to Common Shares			1.9%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS High Income Municipal Trust

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$244,620,328	$—	$244,620,328
Mutual Funds	1,579,609	—	—	1,579,609

Total Investments	$1,579,609	$244,620,328	$—	$246,199,937

Other Financial Instruments
Futures	$(323,629)	$—	$—	$(323,629)

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

MFS High Income Municipal Trust

Supplemental Information (Unaudited) 2/28/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$253,873,608

Gross unrealized appreciation	$11,566,432
Gross unrealized depreciation	(19,240,103)

Net unrealized appreciation (depreciation)	$(7,673,671)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 2/28/10

Futures Contracts Outstanding at 2/28/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	276	$32,425,688	Jun-10	$(228,007)
U.S. Treasury Bond 30 yr (Short)	USD	66	7,767,375	Jun-10	(95,622)

					$(323,629)

At February 28, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,407,072	11,411,781	(11,239,244)	1,579,609

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$894	$1,579,609

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2010

*	Print name and title of each signing officer under his or her signature.